Related Party Transactions	9 Months Ended
Sep. 30, 2020
NOTE 6 - Related Party Transactions

The transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options compensation to our officers and directors

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2020	2019	2020	2019
Salaries	$-	$-	$-	$-
Short-term employee benefits	555	560	1,637	1,668
Stock-based compensation	324,153	545,602	1,128,203	2,512,715

Total	$324,708	$546,162	$1,129,840	2,514,383

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were $12,000 for the period ended September 30, 2020 compared to nil for the period ended September 30, 2019.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $415,000 for the period ended September 30, 2020 and $360,000 for the period ended September 30, 2019, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $238,144 for the period ended September 30, 2020 and $241,660 for the period ended September 30, 2019, respectively.